UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
August 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 69.08%❖
Consumer Discretionary – 10.63%
Bayerische Motoren Werke	23,077	$2,234,273
Cie Generale des
Etablissements Michelin	16,796	1,987,613
Ford Motor	89,900	852,252
Kering	4,155	2,257,125
Nitori Holdings	1,608	244,145
Playtech	281,684	1,942,807
Publicis Groupe	12,851	824,899
Target	12,300	1,076,250
Techtronic Industries	333,000	2,036,503
Toyota Motor	36,805	2,295,551
Valeo	27,335	1,240,925
Whirlpool	4,000	499,920
Yue Yuen Industrial Holdings	933,500	2,586,861
		20,079,124
Consumer Staples – 5.87%
Archer-Daniels-Midland	12,500	630,000
British American Tobacco
ADR	14,940	722,797
Carlsberg Class B	11,971	1,461,378
Coca-Cola Amatil	65,485	442,055
Imperial Brands	101,617	3,614,983
Kimberly-Clark	5,100	589,254
Kraft Heinz	9,100	530,257
Matsumotokiyoshi Holdings	44,300	1,674,557
Mondelez International	14,100	602,352
Procter & Gamble	9,800	812,910
		11,080,543
Diversified REITs – 0.59%
Equinix	68	29,657
Tritax EuroBox 144A #†	800,196	1,086,728
		1,116,385
Energy – 5.15%
Chevron	6,200	734,452
Occidental Petroleum	15,900	1,269,933
Royal Dutch Shell ADR	16,700	1,125,246
Suncor Energy	51,900	2,136,451
TOTAL	40,921	2,558,774
TOTAL ADR	18,700	1,173,238
Williams	24,500	724,955
		9,723,049
Financials – 12.89%
American International
Group	22,100	1,175,057
Arthur J Gallagher & Co.	8,700	627,618
Ashford †	632	57,758
AXA	104,774	2,644,549
Banco Santander	327,164	1,628,392
Bank of New York Mellon	14,600	761,390
Bank Rakyat Indonesia
Persero	10,236,300	2,209,873
BB&T	26,900	1,389,654
ING Groep	157,137	2,132,218
Mitsubishi UFJ Financial
Group	425,328	2,567,816
Nordea Bank	266,854	2,882,968
Nordea Bank FDR	48,193	518,844
Standard Chartered	249,981	2,032,355
UniCredit	113,999	1,645,321
United Overseas Bank	45,500	897,038
Wells Fargo & Co.	20,200	1,181,296
		24,352,147
Healthcare – 9.03%
AbbVie	9,600	921,408
Amgen	3,200	639,392
AstraZeneca ADR	30,000	1,150,200
Brookdale Senior Living †	193,371	1,918,240
Cardinal Health	17,400	908,106
CVS Health	9,000	677,160
Johnson & Johnson	6,600	888,954
Koninklijke Philips	49,400	2,207,057
Merck & Co.	23,400	1,605,006
Novartis	37,664	3,123,479
Pfizer	37,560	1,559,491
Sanofi	17,104	1,463,002
		17,061,495
Healthcare REITs – 0.04%
Assura	67,936	48,265
Sabra Health Care REIT	1,108	26,127
		74,392
Hotel REITs – 0.46%
Ashford Hospitality Trust	55,000	356,950
Braemar Hotels & Resorts	13,251	153,049
Hospitality Properties Trust	10,500	304,395
MGM Growth Properties
Class A	2,053	63,089
		877,483
Industrials – 11.27%
Deutsche Post	74,648	2,721,603
East Japan Railway	10,261	928,578
ITOCHU	227,102	3,972,394

(continues)       NQ-DEX [8/18] 10/18 (621370) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock❖ (continued)
Industrials (continued)
Leonardo	69,130	$774,342
Lockheed Martin	2,400	768,984
Meggitt	280,819	1,959,413
MINEBEA MITSUMI	178,700	3,354,947
Rexel	29,945	470,980
Teleperformance	9,295	1,785,608
United Technologies	4,300	566,310
Vinci	28,829	2,762,727
Waste Management	13,400	1,218,060
		21,283,946
Information Technology – 3.73%
CA	26,400	1,156,320
Canon ADR	16,800	539,112
Cisco Systems	26,800	1,280,236
Intel	22,700	1,099,361
International Business
Machines	5,400	790,992
Samsung Electronics	50,035	2,177,780
		7,043,801
Mall REITs – 0.05%
Simon Property Group	566	103,595
		103,595
Materials – 2.18%
DowDuPont	17,500	1,227,275
Rio Tinto	60,953	2,891,434
		4,118,709
Multifamily REITs – 0.73%
Equity Residential	17,900	1,212,725
Gecina	180	30,901
Grainger	25,946	103,268
NexPoint Residential Trust	890	28,747
		1,375,641
Office REITs – 0.23%
Champion REIT	125,000	91,894
Easterly Government
Properties	2,994	60,629
Intervest Offices &
Warehouses	2,500	66,018
Kenedix Office Investment	35	217,352
		435,893
Shopping Center REITs – 0.22%
Charter Hall Retail REIT	71,117	217,286
Link REIT	20,000	199,267
		416,553
Single Tenant REIT – 0.08%
STORE Capital	4,910	141,457
		141,457
Telecommunication Services – 4.27%
AT&T	41,400	1,322,315
Century Communications =†	125,000	0
Mobile TeleSystems PJSC ADR	115,500	895,125
Nippon Telegraph &
Telephone	55,102	2,454,819
Tele2 Class B	159,815	1,971,223
Verizon Communications	26,300	1,429,931
		8,073,413
Utilities – 1.66%
Edison International	8,900	584,997
National Grid	174,711	1,834,683
National Grid ADR	13,375	708,875
		3,128,555
Total Common Stock
(cost $119,252,613)		130,486,181

Convertible Preferred Stock – 2.87%
A Schulman 6.00%
exercise price $52.33 ψ	973	1,024,083
AMG Capital Trust II
5.15% exercise price
$198.02, maturity date
10/15/37	14,324	842,031
Bank of America 7.25%
exercise price $50.00 ψ	728	952,908
El Paso Energy Capital Trust
I 4.75% exercise price
$34.49, maturity date
3/31/28	22,617	1,049,542
QTS Realty Trust 6.50%
exercise price $47.03 ψ	5,952	657,398
Wells Fargo & Co. 7.50%
exercise price
$156.71 ψ	695	900,713
Total Convertible Preferred Stock (cost
$5,003,415)		5,426,675

2 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

	Number of	Value
	shares	(US $)
Exchange-Traded Fund – 0.01%
iPATH S&P 500 VIX
Short-Term Futures ETN †	390	$11,337
Total Exchange-Traded Fund
(cost $1,176,115)		11,337

Limited Partnerships – 1.09%
Merion Champion’s Walk =π†	1,034,006	982,306
Merion Countryside =π†	780,938	1,084,722
Total Limited Partnerships
(cost $1,607,688)		2,067,028

	Principal
	amount°
Agency Commercial Mortgage-Backed Securities – 0.01%
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,446
Series 2012-K22 B 144A
3.812% 8/25/45 #●	10,000	10,058
Total Agency Commercial
Mortgage-Backed
Securities (cost $21,214)		20,504

Agency Mortgage-Backed Securities – 0.01%
Fannie Mae ARM
3.879% (LIBOR12M +
1.754%, Cap 11.211%)
4/1/36 ●	8,590	8,987
4.042% (LIBOR12M +
1.69%, Cap 10.122%)
11/1/35 ●	3,525	3,700
Fannie Mae S.F. 30 yr
5.00% 6/1/44	3,598	3,862
6.00% 6/1/41	2,000	2,211
6.00% 7/1/41	821	907
Freddie Mac S.F. 30 yr
5.00% 12/1/44	935	1,001
5.50% 6/1/41	2,000	2,169
6.00% 5/1/40	935	1,033
GNMA II S.F. 30 yr
6.00% 2/20/40	2,368	2,564
Total Agency
Mortgage-Backed
Securities (cost $26,210)		26,434

Convertible Bonds – 15.54%
Brokerage – 0.42%
GAIN Capital Holdings 5.00%
exercise price $8.20,
maturity date 8/15/22	709,000	792,662
		792,662
Capital Goods – 2.18%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	193,000	282,996
Cemex
3.72% exercise price
$11.01, maturity date
3/15/20	895,000	909,201
3.72% exercise price
$11.01, maturity date
3/15/20	345,000	350,085
Chart Industries 144A 1.00%
exercise price $58.73,
maturity date 11/15/24 #	583,000	811,842
Dycom Industries 0.75%
exercise price $96.89,
maturity date 9/15/21	400,000	444,382
Tesla Energy Operations
1.625% exercise price
$759.35, maturity date
11/1/19	1,439,000	1,317,971
		4,116,477
Communications – 1.03%
DISH Network
2.375% exercise price
$82.22, maturity date
3/15/24	842,000	742,225
3.375% exercise price
$65.18, maturity date
8/15/26	501,000	472,495
Liberty Media 2.25% exercise
price $35.35, maturity date
9/30/46	1,301,000	721,839
		1,936,559
Consumer Cyclical – 0.83%
Booking Holdings 0.35%
exercise price $1,315.10,
maturity date 6/15/20	300,000	446,979
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	664,000	648,064

(continues)       NQ-DEX [8/18] 10/18 (621370) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Consumer Cyclical (continued)
Live Nation Entertainment
144A 2.50% exercise price
$68.02, maturity date
3/15/23 #	447,000	$464,039
		1,559,082
Consumer Non-Cyclical – 3.10%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	405,000	494,708
Insulet 144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	306,000	385,866
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	1,013,000	1,063,637
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	515,000	884,600
Pacira Pharmaceuticals
2.375% exercise price
$66.89, maturity date
4/1/22	795,000	835,971
Paratek Pharmaceuticals
144A 4.75% exercise price
$15.90, maturity date
5/1/24 #	545,000	530,228
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18	173,000	358,810
Vector Group
1.75% exercise price
$22.35, maturity date
4/15/20 ●	1,007,000	1,044,046
2.50% exercise price
$14.50, maturity date
1/15/19 ●	237,000	262,806
		5,860,672
Electric – 0.34%
NRG Energy 144A 2.75%
exercise price $47.74,
maturity date 6/1/48 #	623,000	640,229
		640,229
Energy – 1.49%
Cheniere Energy 4.25%
exercise price $138.38,
maturity date 3/15/45	1,273,000	1,014,174
Helix Energy Solutions Group
4.125% exercise price
$9.47, maturity date
9/15/23	31,000	38,973
4.25% exercise price
$13.89, maturity date
5/1/22	944,000	1,013,612
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	762,000	754,990
		2,821,749
Financials – 0.96%
Ares Capital 3.75% exercise
price $19.39, maturity date
2/1/22	976,000	988,395
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	814,000	823,827
		1,812,222
Industrials – 0.46%
Team 5.00% exercise price
$21.70, maturity date
8/1/23	685,000	877,464
		877,464
Real Estate Investment Trusts – 1.89%
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	630,000	630,261
4.75% exercise price
$36.23, maturity date
3/15/23	291,000	290,240
5.25% exercise price
$27.36, maturity date
12/1/18	348,000	430,914
Spirit Realty Capital 3.75%
exercise price $11.46,
maturity date 5/15/21	977,000	989,872
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20	1,219,000	1,234,159
		3,575,446
Technology – 2.45%
CSG Systems International
4.25% exercise price
$57.12, maturity date
3/15/36	605,000	631,251

4 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Technology (continued)
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	649,000	$774,872
Microchip Technology
1.625% exercise price
$98.03, maturity date
2/15/27	73,000	83,196
PROS Holdings 2.00%
exercise price $48.63,
maturity date 6/1/47	686,000	680,219
Synaptics 0.50% exercise
price $73.02, maturity date
6/15/22	769,000	757,413
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	1,101,000	1,132,694
Vishay Intertechnology 144A
2.25% exercise price
$31.49, maturity date
6/15/25 #	559,000	561,131
		4,620,776
Telecommunications – 0.39%
GCI Liberty 144A 1.75%
exercise price $370.52,
maturity date 9/30/46 #	699,000	734,044
		734,044
Total Convertible Bonds
(cost $27,830,398)		29,347,382

Corporate Bonds – 45.42%
Banking – 2.41%
Ally Financial 5.75%
11/20/25	702,000	730,080
Bank of America
3.864% 7/23/24 µ	5,000	5,026
5.625% 7/1/20	5,000	5,223
Bank of New York Mellon
4.625% µψ	5,000	4,837
Citizens Financial Group
4.30% 12/3/25	5,000	4,988
Credit Suisse Group 144A
6.25% #µψ	485,000	485,000
Fifth Third Bancorp 3.95%
3/14/28	5,000	4,967
Goldman Sachs Group
4.223% 5/1/29 µ	5,000	4,949
6.00% 6/15/20	5,000	5,239
HSBC Holdings 6.50% µψ	445,000	436,100
Huntington Bancshares
2.30% 1/14/22	5,000	4,816
JPMorgan Chase & Co.
3.797% 7/23/24 µ	5,000	5,020
4.203% 7/23/29 µ	5,000	5,022
Lloyds Banking Group 7.50% µψ	775,000	806,994
Morgan Stanley 3.737%
4/24/24 µ	5,000	4,986
PNC Financial Services Group
5.00% µψ	5,000	5,013
Popular 7.00% 7/1/19	605,000	620,881
Royal Bank of Scotland Group
8.625% µψ	655,000	702,749
State Street
3.10% 5/15/23	5,000	4,939
3.30% 12/16/24	5,000	4,956
SunTrust Banks
2.45% 8/1/22	5,000	4,823
2.70% 1/27/22	5,000	4,885
UBS Group Funding
Switzerland 6.875% µψ	600,000	614,437
US Bancorp 3.10% 4/27/26	5,000	4,770
USB Capital IX 3.50%
(LIBOR03M + 1.02%) ψ●	80,000	71,800
		4,552,500
Basic Industry – 6.96%
BMC East 144A 5.50%
10/1/24 #	312,000	304,200
Boise Cascade 144A 5.625%
9/1/24 #	905,000	925,363
Builders FirstSource 144A
5.625% 9/1/24 #	405,000	394,875
Chemours 5.375% 5/15/27	456,000	449,160
CSN Resources 144A 7.625%
2/13/23 #	500,000	448,130
Dow Chemical 8.55%
5/15/19	34,000	35,303
FMG Resources August 2006
144A 4.75% 5/15/22 #	240,000	236,412
144A 5.125% 5/15/24 #	424,000	411,810
Freeport-McMoRan
4.55% 11/14/24	365,000	353,137
6.875% 2/15/23	796,000	853,710
Georgia-Pacific 8.00%
1/15/24	10,000	12,056
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	61,350
144A 7.625% 1/15/25 #	465,000	474,881

(continues)       NQ-DEX [8/18] 10/18 (621370) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
IAMGOLD 144A 7.00%
4/15/25 #	50,000	$50,500
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	272,000	300,560
Koppers 144A 6.00%
2/15/25 #	484,000	487,630
Kraton Polymers 144A 7.00%
4/15/25 #	362,000	375,123
Lennar
4.50% 4/30/24	430,000	423,141
4.75% 5/30/25	215,000	212,313
M/I Homes 5.625% 8/1/25	40,000	37,700
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #	100,000	107,875
NOVA Chemicals
144A 5.00% 5/1/25 #	285,000	275,737
144A 5.25% 6/1/27 #	710,000	676,275
Novelis 144A 6.25%
8/15/24 #	605,000	614,075
Olin
5.00% 2/1/30	380,000	364,325
5.125% 9/15/27	478,000	474,415
Platform Specialty Products
144A 5.875% 12/1/25 #	160,000	159,000
PulteGroup 5.00% 1/15/27	215,000	205,594
Standard Industries
144A 5.00% 2/15/27 #	855,000	814,387
144A 6.00% 10/15/25 #	100,000	102,768
Steel Dynamics 5.00%
12/15/26	460,000	458,850
Syngenta Finance 144A
5.182% 4/24/28 #	500,000	482,389
Tronox 144A 6.50%
4/15/26 #	50,000	49,125
Tronox Finance 144A 5.75%
10/1/25 #	545,000	525,925
William Lyon Homes 144A
6.00% 9/1/23 #	80,000	77,624
Zekelman Industries 144A
9.875% 6/15/23 #	835,000	909,106
		13,144,824
Brokerage – 0.23%
E*TRADE Financial
5.30% µψ	5,000	4,985
5.875% µψ	400,000	415,000
Jefferies Group
4.15% 1/23/30	10,000	9,130
6.45% 6/8/27	5,000	5,436
6.50% 1/20/43	5,000	5,227
		439,778
Capital Goods – 1.37%
Allegion US Holding 3.55%
10/1/27	4,000	3,694
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	360,000	352,800
BWAY Holding
144A 5.50% 4/15/24 #	699,000	696,379
144A 7.25% 4/15/25 #	250,000	244,375
CCL Industries 144A 3.25%
10/1/26 #	5,000	4,633
Crane 4.45% 12/15/23	10,000	10,292
Crown Americas 144A 4.75%
2/1/26 #	659,000	634,287
General Dynamics 3.375%
5/15/23	5,000	5,026
General Electric
2.10% 12/11/19	35,000	34,619
5.55% 5/4/20	5,000	5,200
6.00% 8/7/19	10,000	10,297
L3 Technologies 4.40%
6/15/28	5,000	5,039
Lennox International 3.00%
11/15/23	5,000	4,769
Martin Marietta Materials
4.25% 12/15/47	5,000	4,428
Northrop Grumman 3.25%
8/1/23	5,000	4,962
Nvent Finance 144A 4.55%
4/15/28 #	5,000	4,946
Titan International 6.50%
11/30/23	100,000	98,500
TransDigm 6.375% 6/15/26	448,000	453,880
		2,578,126
Communications – 0.00%
Charter Communications
Operating 5.375% 4/1/38	5,000	4,826
		4,826
Consumer Cyclical – 3.62%
AMC Entertainment Holdings
6.125% 5/15/27	576,000	567,360
American Axle &
Manufacturing 6.25%
3/15/26	425,000	420,219

6 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Boyd Gaming 6.375%
4/1/26	1,013,000	$1,039,591
Dollar Tree 3.70% 5/15/23	5,000	4,968
General Motors Financial
4.35% 4/9/25	5,000	4,944
GLP Capital / GLP Financing
5.375% 4/15/26	247,000	257,115
Goodyear Tire & Rubber
4.875% 3/15/27	635,000	584,200
Hilton Worldwide Finance
4.875% 4/1/27	870,000	858,037
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	9,983
KFC Holding / Pizza Hut
Holdings / Taco Bell of
America 144A 5.25%
6/1/26 #	740,000	741,850
MGM Resorts International
5.75% 6/15/25	435,000	440,220
Penn National Gaming 144A
5.625% 1/15/27 #	563,000	543,728
Penske Automotive Group
5.50% 5/15/26	376,000	369,420
Royal Caribbean Cruises
3.70% 3/15/28	5,000	4,690
Scientific Games International
10.00% 12/1/22	923,000	979,626
Toyota Motor Credit 2.80%
7/13/22	5,000	4,931
		6,830,882
Consumer Non-Cyclical – 1.53%
Abbott Laboratories 2.80%
9/15/20	5,000	4,974
AstraZeneca 4.00% 1/17/29	5,000	4,985
BAT Capital 144A 4.54%
8/15/47 #	5,000	4,631
Becton Dickinson and Co.
3.363% 6/6/24	5,000	4,845
Campbell Soup 3.65%
3/15/23	5,000	4,893
Cott Holdings 144A 5.50%
4/1/25 #	603,000	592,056
Covidien International
Finance 4.20% 6/15/20	20,000	20,401
CVS Health 4.30% 3/25/28	20,000	19,888
Dean Foods 144A 6.50%
3/15/23 #	30,000	28,650
ESAL 144A 6.25% 2/5/23 #	650,000	631,313
JBS USA
144A 5.75% 6/15/25 #	537,000	509,479
144A 6.75% 2/15/28 #	390,000	374,887
Pilgrim’s Pride 144A 5.75%
3/15/25 #	30,000	29,100
Post Holdings
144A 5.00% 8/15/26 #	244,000	234,850
144A 5.625% 1/15/28 #	400,000	388,000
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	30,505
		2,883,457
Electric – 0.34%
Ameren Illinois 9.75%
11/15/18	45,000	45,627
American Transmission
Systems 144A 5.25%
1/15/22 #	15,000	15,791
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,463
CMS Energy 6.25% 2/1/20	5,000	5,196
DTE Energy 3.30% 6/15/22	5,000	4,952
Entergy Louisiana 4.05%
9/1/23	10,000	10,282
Evergy 4.85% 6/1/21	5,000	5,140
Israel Electric 144A 4.25%
8/14/28 #	500,000	482,503
Kansas City Power & Light
3.65% 8/15/25	5,000	4,952
LG&E & KU Energy 4.375%
10/1/21	20,000	20,463
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	4,818
4.75% 4/30/43 µ	5,000	5,059
New York State Electric & Gas
144A 3.25% 12/1/26 #	5,000	4,804
NV Energy 6.25% 11/15/20	5,000	5,305
PPL Electric Utilities 3.00%
9/15/21	10,000	9,949
Public Service Co. of
Oklahoma 5.15%
12/1/19	15,000	15,359
South Carolina Electric & Gas
4.10% 6/15/46	5,000	4,651
		650,314
Energy – 8.72%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	750,000	717,390
Alta Mesa Holdings 7.875%
12/15/24	942,000	929,047

(continues)       NQ-DEX [8/18] 10/18 (621370) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
AmeriGas Partners
5.625% 5/20/24	20,000	$19,950
5.875% 8/20/26	666,000	664,335
Antero Resources 5.625%
6/1/23	283,000	292,636
Cheniere Corpus Christi
Holdings
5.125% 6/30/27	92,000	93,955
5.875% 3/31/25	222,000	236,707
7.00% 6/30/24	205,000	227,550
Cheniere Energy Partners
5.25% 10/1/25	60,000	60,150
Chesapeake Energy
144A 8.00% 12/15/22 #	106,000	111,565
8.00% 1/15/25	280,000	286,650
Crestwood Midstream
Partners 5.75% 4/1/25	516,000	528,900
Diamond Offshore Drilling
7.875% 8/15/25	70,000	71,575
Diamondback Energy 4.75%
11/1/24	435,000	439,350
Ecopetrol 5.875% 5/28/45	500,000	497,575
Enbridge 6.00% 1/15/77 µ	5,000	4,887
Energy Transfer Equity 5.50%
6/1/27	260,000	273,325
Energy Transfer Partners
6.00% 6/15/48	5,000	5,325
6.625% µψ	5,000	4,825
9.70% 3/15/19	7,000	7,261
Ensco 7.75% 2/1/26	70,000	67,113
Gazprom OAO Via Gaz
Capital 144A 4.95%
3/23/27 #	500,000	476,061
Genesis Energy
6.50% 10/1/25	80,000	77,800
6.75% 8/1/22	726,000	744,150
Gulfport Energy
6.375% 5/15/25	40,000	39,800
6.375% 1/15/26	355,000	347,013
6.625% 5/1/23	495,000	507,375
Hilcorp Energy I 144A 5.00%
12/1/24 #	229,000	222,416
Kinder Morgan 4.30%
3/1/28	5,000	4,965
Laredo Petroleum 6.25%
3/15/23	631,000	635,733
MPLX 4.875% 12/1/24	10,000	10,396
Murphy Oil 6.875% 8/15/24	1,175,000	1,243,962
Murphy Oil USA 5.625%
5/1/27	936,000	937,170
Newfield Exploration 5.375%
1/1/26	662,000	693,445
NiSource 144A 5.65% #µψ	310,000	314,263
NuStar Logistics 5.625%
4/28/27	402,000	402,000
Occidental Petroleum 4.20%
3/15/48	5,000	5,020
ONEOK 7.50% 9/1/23	5,000	5,748
Petrobras Global Finance
7.25% 3/17/44	400,000	367,900
Petroleos Mexicanos 6.75%
9/21/47	160,000	148,509
Precision Drilling 144A
7.125% 1/15/26 #	100,000	103,125
QEP Resources 5.625%
3/1/26	650,000	624,000
Sabine Pass Liquefaction
5.875% 6/30/26	15,000	16,242
Sempra Energy 3.80%
2/1/38	5,000	4,607
Southwestern Energy
4.10% 3/15/22	239,000	234,220
6.20% 1/23/25	623,000	626,115
7.75% 10/1/27	120,000	127,500
Summit Midstream Holdings
5.75% 4/15/25	30,000	29,100
Targa Resources Partners
5.375% 2/1/27	708,000	706,230
144A 5.875% 4/15/26 #	40,000	41,050
Tecpetrol 144A 4.875%
12/12/22 #	500,000	450,000
Transcontinental Gas Pipe
Line 144A 4.00%
3/15/28 #	5,000	4,930
Transocean 144A 9.00%
7/15/23 #	482,000	521,163
Transocean Proteus 144A
6.25% 12/1/24 #	183,600	188,781
Whiting Petroleum 6.625%
1/15/26	70,000	73,063
		16,473,923
Financials – 0.22%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	400,000	414,000
Air Lease 3.00% 9/15/23	5,000	4,773

8 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Financials (continued)
Aviation Capital Group 144A
4.875% 10/1/25 #	5,000	$5,158
		423,931
Healthcare – 3.48%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	587,000	531,235
Charles River Laboratories
International 144A 5.50%
4/1/26 #	80,000	81,400
CHS 6.25% 3/31/23	80,000	76,400
DaVita 5.00% 5/1/25	406,000	386,715
Encompass Health
5.75% 11/1/24	720,000	731,700
5.75% 9/15/25	361,000	365,513
HCA
5.375% 2/1/25	1,076,000	1,090,989
5.875% 2/15/26	166,000	172,017
7.58% 9/15/25	194,000	215,340
Hill-Rom Holdings
144A 5.00% 2/15/25 #	378,000	369,495
144A 5.75% 9/1/23 #	273,000	282,555
Hologic 144A 4.625%
2/1/28 #	370,000	348,725
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	512,000	531,200
Polaris Intermediate 144A PIK
8.50% 12/1/22 #❆	40,000	41,450
Service Corp International
4.625% 12/15/27	360,000	346,500
Surgery Center Holdings
144A 6.75% 7/1/25 #	70,000	67,900
144A 8.875% 4/15/21 #	70,000	73,237
Tenet Healthcare
5.125% 5/1/25	415,000	413,444
8.125% 4/1/22	419,000	444,140
		6,569,955
Insurance – 0.79%
AssuredPartners 144A 7.00%
8/15/25 #	160,000	157,200
AXA Equitable Holdings 144A
4.35% 4/20/28 #	5,000	4,852
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	35,092
Chubb INA Holdings 3.35%
5/3/26	5,000	4,914
HUB International 144A
7.00% 5/1/26 #	200,000	199,210
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,202
MetLife 6.40% 12/15/36	100,000	107,000
NFP 144A 6.875%
7/15/25 #	160,000	157,600
Nuveen Finance
144A 2.95% 11/1/19 #	5,000	4,996
144A 4.125% 11/1/24 #	10,000	9,973
Prudential Financial 5.375%
5/15/45 µ	5,000	5,063
USIS Merger Sub 144A
6.875% 5/1/25 #	797,000	795,007
		1,486,109
Media – 4.32%
Altice France 144A 7.375%
5/1/26 #	430,000	424,087
AMC Networks 4.75%
8/1/25	460,000	445,050
CCO Holdings
144A 5.125% 5/1/27 #	250,000	239,063
144A 5.50% 5/1/26 #	39,000	38,610
144A 5.75% 2/15/26 #	442,000	443,105
144A 5.875% 5/1/27 #	566,000	563,877
Cequel Communications
Holdings I 144A 7.75%
7/15/25 #	325,000	347,344
CSC Holdings 6.75%
11/15/21	895,000	950,937
Gray Television 144A 5.875%
7/15/26 #	747,000	748,867
Lamar Media 5.75% 2/1/26	399,000	415,957
Radiate Holdco 144A 6.625%
2/15/25 #	80,000	75,000
Sinclair Television Group
144A 5.125% 2/15/27 #	453,000	421,290
Sirius XM Radio
144A 5.00% 8/1/27 #	905,000	878,972
144A 5.375% 4/15/25 #	479,000	487,383
Tribune Media 5.875%
7/15/22	412,000	420,240
UPC Holding 144A 5.50%
1/15/28 #	440,000	410,850
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	400,345
VTR Finance 144A 6.875%
1/15/24 #	430,000	440,643
		8,151,620
Real Estate Investment Trusts – 1.50%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	19,688

(continues)       NQ-DEX [8/18] 10/18 (621370) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Corporate Office Properties
3.60% 5/15/23	5,000	$4,878
5.25% 2/15/24	10,000	10,393
CyrusOne 5.375% 3/15/27	422,000	425,165
Education Realty Operating
Partnership 4.60%
12/1/24	5,000	5,125
ESH Hospitality 144A 5.25%
5/1/25 #	656,000	637,140
GEO Group
5.125% 4/1/23	165,000	160,050
5.875% 1/15/22	700,000	713,559
5.875% 10/15/24	10,000	9,800
6.00% 4/15/26	359,000	348,230
Hospitality Properties Trust
4.50% 3/15/25	5,000	4,914
Host Hotels & Resorts 4.50%
2/1/26	5,000	5,027
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	502,000	478,155
LifeStorage 3.50% 7/1/26	5,000	4,702
WP Carey 4.60% 4/1/24	5,000	5,079
		2,831,905
Retail – 0.04%
Golden Nugget 144A 8.75%
10/1/25 #	70,000	74,025
		74,025
Services – 2.87%
Advanced Disposal Services
144A 5.625% 11/15/24 #	551,000	552,377
Aramark Services 144A
5.00% 2/1/28 #	145,000	142,463
Ashtead Capital
144A 4.375% 8/15/27 #	750,000	724,687
144A 5.25% 8/1/26 #	210,000	216,300
Avis Budget Car Rental 144A
6.375% 4/1/24 #	316,000	316,000
Covanta Holding 5.875%
7/1/25	557,000	556,705
Herc Rentals 144A 7.75%
6/1/24 #	259,000	280,614
KAR Auction Services 144A
5.125% 6/1/25 #	237,000	232,853
Prime Security Services
Borrower 144A 9.25%
5/15/23 #	936,000	1,005,077
TMS International 144A
7.25% 8/15/25 #	50,000	50,500
United Rentals North America
5.50% 5/15/27	1,317,000	1,317,000
5.875% 9/15/26	30,000	31,013
		5,425,589
Technology – 2.67%
Baidu 4.375% 3/29/28	500,000	498,697
Broadcom 3.50% 1/15/28	5,000	4,523
CDK Global
5.00% 10/15/24	409,000	420,247
5.875% 6/15/26	630,000	648,358
CDW Finance 5.00% 9/1/25	239,000	238,701
CommScope Technologies
144A 5.00% 3/15/27 #	530,000	516,750
144A 6.00% 6/15/25 #	260,000	270,400
Dell International 144A
6.02% 6/15/26 #	5,000	5,305
First Data
144A 5.75% 1/15/24 #	415,000	424,856
144A 7.00% 12/1/23 #	865,000	902,195
Genesys Telecommunications
Laboratories 144A 10.00%
11/30/24 #	30,000	33,525
Infor US 6.50% 5/15/22	443,000	450,961
Oracle 2.40% 9/15/23	5,000	4,795
RP Crown Parent 144A
7.375% 10/15/24 #	70,000	72,429
Sensata Technologies UK
Financing 144A 6.25%
2/15/26 #	350,000	369,687
Vantiv 144A 4.375%
11/15/25 #	200,000	191,250
		5,052,679
Telecommunications – 2.64%
AT&T 5.25% 3/1/37	5,000	4,972
Digicel Group 144A 7.125%
4/1/22 #	850,000	505,750
Level 3 Financing 5.375%
5/1/25	714,000	706,860
Myriad International Holdings
144A 4.85% 7/6/27 #	635,000	628,147
Sprint
7.125% 6/15/24	728,000	757,120
7.625% 3/1/26	30,000	31,580
7.875% 9/15/23	40,000	43,150
Sprint Communications
7.00% 8/15/20	302,000	317,100
Telecom Italia 144A 5.303%
5/30/24 #	200,000	200,250

10 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Telecommunications (continued)
Time Warner Cable 7.30%
7/1/38	5,000	$5,826
Time Warner Entertainment
8.375% 3/15/23	10,000	11,640
T-Mobile USA 6.50%
1/15/26	720,000	762,977
Viacom 4.375% 3/15/43	5,000	4,320
Vodafone Group 3.75%
1/16/24	5,000	4,963
Zayo Group
144A 5.75% 1/15/27 #	165,000	165,825
6.375% 5/15/25	803,000	842,146
		4,992,626
Transportation – 0.27%
FedEx 4.05% 2/15/48	15,000	13,727
Penske Truck Leasing
144A 3.30% 4/1/21 #	5,000	4,970
144A 4.20% 4/1/27 #	5,000	4,954
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	4,165	4,218
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	4,286	4,289
United Parcel Service 5.125%
4/1/19	10,000	10,143
XPO Logistics 144A 6.125%
9/1/23 #	455,000	470,356
		512,657
Utilities – 1.44%
AES
5.50% 4/15/25	345,000	356,214
6.00% 5/15/26	57,000	60,563
Calpine
144A 5.25% 6/1/26 #	625,000	592,394
5.50% 2/1/24	205,000	188,955
5.75% 1/15/25	470,000	428,875
144A 5.875% 1/15/24 #	50,000	50,563
Emera 6.75% 6/15/76 µ	395,000	420,723
Enel 144A 8.75%
9/24/73 #µ	200,000	218,750
Vistra Energy 144A 8.00%
1/15/25 #	371,000	409,955
		2,726,992
Total Corporate Bonds
(cost $87,115,404)		85,806,718

Non-Agency Asset-Backed Security – 0.06%
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.337% 11/25/36 ●	100,000	$102,802
Total Non-Agency
Asset-Backed Security
(cost $87,000)		102,802

Regional Bond – 0.19%Δ
Argentina – 0.19%
Provincia de Cordoba 144A
7.125% 8/1/27 #	500,000	358,975
Total Regional Bond
(cost $492,500)		358,975

Sovereign Bonds – 3.67%Δ
Argentina – 0.37%
Argentine Republic
Government International
Bond 6.875% 1/11/48	1,000,000	702,500
		702,500
Indonesia – 1.73%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,031,956
144A 6.75% 1/15/44 #	1,800,000	2,242,730
		3,274,686
Mexico – 1.57%
Mexico Government
International Bonds
4.15% 3/28/27	1,613,000	1,594,249
4.35% 1/15/47	1,500,000	1,366,500
		2,960,749
Total Sovereign Bonds
(cost $7,274,899)		6,937,935

US Treasury Obligations – 0.95%
US Treasury Bonds
2.75% 11/15/47	10,000	9,466
3.00% 5/15/47	115,000	114,460
3.00% 2/15/48	25,000	24,879
3.125% 5/15/48	25,000	25,506
US Treasury Notes
1.125% 7/31/21	185,000	176,921
1.375% 1/31/21	60,000	58,199
1.50% 8/15/26	1,045,000	945,930
1.75% 5/31/22	15,000	14,478
1.875% 7/31/22	65,000	62,934

(continues)     NQ-DEX [8/18] 10/18 (621370) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
US Treasury Obligations (continued)
US Treasury Notes
1.875% 9/30/22	35,000	$33,839
2.00% 12/31/21	5,000	4,886
2.00% 10/31/22	20,000	19,420
2.25% 2/15/27	10,000	9,553
2.25% 8/15/27	80,000	76,163
2.25% 11/15/27	50,000	47,535
2.50% 6/30/20	5,000	4,989
2.50% 3/31/23	10,000	9,895
2.75% 4/30/23	10,000	10,001
2.75% 5/31/23	20,000	20,006
2.75% 7/31/23	10,000	10,001
2.75% 2/15/28	85,000	84,173
2.875% 5/15/28	25,000	25,008
Total US Treasury
Obligations
(cost $1,883,221)		1,788,242

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-C 144A
0.237% 1/15/87 #◆=	500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)		0

	Number of
	shares
Preferred Stock – 0.50%
Bank of America 6.50%µψ	470,000	507,600
DDR 6.50%ψ	946	23,745
Freddie Mac 6.02%ψ	40,000	203,000
GMAC Capital Trust I 8.099%
(LIBOR03M + 5.785%)
2/15/40 ●	6,000	160,800
Washington Prime Group
6.875%ψ	2,511	53,233
Total Preferred Stock
(cost $ 1,797,970)		948,378

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $44, expiration date
4/29/19 †	12,540	222
Total Warrant (cost $104)		222

Short-Term Investments – 2.79%
Repurchase Agreements – 2.79%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to
be repurchased on 9/4/18,
repurchase price $855,696
(collateralized by US
government obligations
1.875%–2.00%
7/31/22–6/30/24; market
value $872,628)	855,517	855,517
Bank of Montreal
1.85%, dated 8/31/18, to
be repurchased on 9/4/18,
repurchase price
$1,925,309 (collateralized
by US government
obligations 0.00%–4.25%
10/31/18–2/15/48; market
value $1,963,412)	1,924,913	1,924,913
BNP Paribas
1.93%, dated 8/31/18, to
be repurchased on 9/4/18,
repurchase price
$2,488,103 (collateralized
by US government
obligations 0.00%–4.75%
11/23/18–8/15/47; market
value $2,537,321)	2,487,570	2,487,570
Total Short-Term
Investments
(cost $5,268,000)		5,268,000

Total Value of
Securities – 142.19%
(cost $259,261,751)		268,596,813

Borrowing Under Line of
Credit – (43.41%)		(82,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.22%		2,306,489
Net Assets Applicable to
15,829,048 Shares
Outstanding – 100.00%		$188,903,302
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $49,066,202, which represents 25.97% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

12 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

❖	Securities have been classified by type of business.
❆	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Aug. 31, 2018. Rate will reset at a future date.
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Aug. 31, 2018, the aggregate value of restricted securities was $2,067,028, which represented 1.09% of the Fund’s net assets. See table below for additional details.

ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Aug. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$941,474	$933,860
Merion Champion’s Walk	2/13/18	24,420	24,223
Merion Champion’s Walk	7/11/18	25497	24223
Merion Countryside	5/11/16	537,359	963,233
Merion Countryside	4/7/17	48,561	78,100
Merion Countryside	5/3/18	30,377	43,389
Total		$1,607,688	$2,067,028

The following foreign currency exchange contracts were outstanding at Aug. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	GBP	65,532	USD	(85,005)	9/4/18	$(33)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BNYM – Bank of New York Mellon
ETN – Exchange-Traded Note
FDR – Finnish Depositary Receipt
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
PIK – Pay-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
S.F. – Single Family
USD – US Dollar
yr – Year

See accompanying notes.

(continues)     NQ-DEX [8/18] 10/18 (621370) 13

Notes

Delaware Enhanced Global Dividend and Income Fund
August 31, 2018 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies”. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3		Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

14 NQ-DEX [8/18] 10/18 (621370)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$149,740	$—	$149,740
Corporate Debt	—	115,154,100	—	115,154,100
Foreign Debt	—	7,296,910	—	7,296,910
Common Stock	130,486,181	—	—	130,486,181
Convertible Preferred Stock[1]	2,511,019	2,915,656	—	5,426,675
Exchange-Traded Fund	11,337	—	—	11,337
Limited Partnerships	—	—	2,067,028	2,067,028
Preferred Stock[1]	440,778	507,600	—	948,378
US Treasury Obligations	—	1,788,242	—	1,788,242
Warrant	—	222	—	222
Short-Term Investments	—	5,268,000	—	5,268,000
Total Value of Securities	$133,449,315	$133,080,470	$2,067,028	$268,596,813
Derivatives:*
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(33)	$—	$(33)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	46.27%	53.73%	100.00%
Preferred Stock	46.48%	53.52%	100.00%

As a result of utilizing international fair value pricing at Aug. 31, 2018, a portion of the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

(continues)     NQ-DEX [8/18] 10/18 (621370) 15

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Limited
Partnerships
Beginning balance Nov. 30, 2017	$1,826,153
Purchases	82,233
Amortization of premium	(101,928)
Net change in unrealized appreciation	260,570
Ending balance Aug. 31, 2018	$2,067,028
Net change in unrealized appreciation
from investments still held at the
end of the period	$260,570

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

3. Recent Accounting Pronouncements
In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

16 NQ-DEX [8/18] 10/18 (621370)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: